SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Schedule of short term investments

	As of December 31,
	2020	2021
	RMB	RMB
Time deposits	134,146	167,781
Wealth management products	—	212,271

Total short-term investment	134,146	380,052